DIVIDENDS (Details) $ / shares in Units, ¥ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Aug. 31, 2023
DIVIDENDS
Dividend to shareholders | ¥			¥ 0
2023
DIVIDENDS
Date Declared, Month and Year				2023-08
Dividend declared, per share		$ 0.057
Date of Record		Sep. 15, 2023
Dividend paid | $		$ 198.5
2024
DIVIDENDS
Dividend declared, per share	$ 0.117
Date of Record	Apr. 05, 2024
Dividend paid | $	$ 398.8
ADS | 2023
DIVIDENDS
Dividend declared, per share		$ 0.171
ADS | 2024
DIVIDENDS
Dividend declared, per share	$ 0.351